Consolidated statements of operations - EUR (€) € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue		€ 667,802	€ 485,942	€ 298,842
Revenue from related party		367,581	268,227	194,241
Total revenue		1,035,383	754,169	493,083
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	5,930	4,273	2,946
Selling and marketing	[1],[2]	946,925	673,224	461,219
Technology and content	[1],[2],[3]	52,232	51,658	28,693
General and administrative, including related party shared service fee	[1],[2],[3]	47,444	55,602	18,065
Amortization of intangible assets	[3]	3,220	13,857	30,030
Operating income (loss)		(20,368)	(44,445)	(47,870)
Other income (expense)
Interest expense		(44)	(137)	(147)
Gain on deconsolidation of entity		2,007	0	0
Other, net		592	(139)	(2,667)
Total other income (expense), net		2,555	(276)	(2,814)
Income (loss) before income taxes		(17,813)	(44,721)	(50,684)
Expense (benefit) for income taxes		(4,764)	6,670	(11,318)
Net loss		(13,049)	(51,391)	(39,366)
Net loss attributable to noncontrolling interests		568	710	239
Net loss attributable to trivago N.V.		€ (12,481)	€ (50,681)	€ (39,127)
Earnings per share attributable to trivago N.V. available to common stockholders:
Basic and diluted (in EUR per share)	[4]	€ (0.05)	€ 0.00
Shares used in computing earnings per share:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted (shares)	[4]	274,666	237,811

[1]	Includes related party expense as follows: Year ended December 31, 201520162017 Cost of revenue——50Selling and marketing——2Technology and content——361General and administrative3,0155,128742
[2]	Includes share-based compensation as follows: Year ended December 31, 201520162017Cost of revenue238737115Selling and marketing3,36010,9133,514Technology and content, net of capitalized internal-use software and website development costs4,54515,8163,614General and administrative5,98626,2568,782
[3]	Year ended December 31, 201520162017Acquired technology included in amortization of intangible assets19,9273,75059Internal use software and website development costs included in technology and content4751,4101,742Internal use software included in general and administrative ——408
[4]	Represents earnings per share of Class A and Class B common stock and weighted-average shares of Class A and Class B common stock outstanding for the period from December 16, 2016 to December 31, 2016, the period following the capitalization of the parent company and IPO, and for the period from January 1, 2017 to December 31, 2017 (see Note 14).